Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions		12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Participating Policies as a Percentage of the Face Amount of the Insurance In Force		1.00%	1.00%
Dividend Expenses		$ 49	$ 48	$ 53
Reinsurance amount of in-force executive benefit and universal life reserves		9,400
Coinsurance investments book value	$ 4,600
Coinsurance investments fair value	5,200
Realized gain on coinsurance investments	635
Deferred gain on coinsurance investments	$ 797
Amortization of deferred gain (loss) on business sold through reinsurance		37	32	33
Realized gain (loss)		418	859	(526)
Commissions and other expenses		4,927	5,011	4,889
Federal income tax expense (benefit)		(437)	737	(56)
Other liabilities		14,657	22,433
Retained earnings		1,414	3,734
Insurance fees		5,366	5,766	6,120
Other revenues		621	657	553
Income (loss) before taxes		(2,112)	4,034	535
Derivative investments		3,519	5,697
Other assets		19,926	25,234
Other Adjustment [Member]
Product Information [Line Items]
Other liabilities		(212)	(500)
Income (loss) before taxes		16	(16)
Derivative investments		(142)	260
Other assets		$ (70)	(760)
Sales Force [Member]
Product Information [Line Items]
Useful life		25 years
VOCRA [Member]
Product Information [Line Items]
Useful life		20 years
VODA [Member]
Product Information [Line Items]
Useful life		13 years
Commercial [Member]
Product Information [Line Items]
Loans Reported As Delinquent In Days		60 days
Number of missed payments to qualify as delinquent | item		2
Period In Which Loans No Longer Accrue Interest In Days		90 days
Number of missed payments to qualify loans as non-accrual | item		3
Loan-to-value ratio indicating principal is greater than collateral		100.00%
Residential [Member]
Product Information [Line Items]
Period In Which Loans No Longer Accrue Interest In Days		90 days
Maximum [Member] | Commercial [Member]
Product Information [Line Items]
Debt-service coverage ratio indicating property income not covering debt payments		1.0
Annuities Segment [Member]
Product Information [Line Items]
Insurance fees		$ 468	497	404
Other revenues		743	848	732
Group Protection Segment [Member]
Product Information [Line Items]
Other revenues		$ 203	180	$ 177
Reinsurance Transactions, First Penn-Pacific Life Insurance [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		15 years
Reinsurance Transactions, LNBAR [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		30 years
Reinsurance Transactions, LNBAR, Amended [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		20 years
Reinsurance Transactions, Athene [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		20 years
Reinsurance Transactions, Security Life Of Denver Insurance Company [Member]
Product Information [Line Items]
Gain Loss On Ceded Contracts, Recognition Period		30 years
Restatement Impacts [Member]
Product Information [Line Items]
Amortization of deferred gain (loss) on business sold through reinsurance		$ (32)	(8)
Realized gain (loss)		13	622
Commissions and other expenses			2
Federal income tax expense (benefit)		(3)	127
Other liabilities		(796)	(986)
Retained earnings		468	480
Insurance fees			18
Income (loss) before taxes		(15)	607
Derivative investments		(143)	260
Other assets		(185)	(754)
Restatement Impacts [Member] | Misstatement Associated With The Coinsurance Reinsurance Transaction [Member]
Product Information [Line Items]
Amortization of deferred gain (loss) on business sold through reinsurance		(32)	(8)
Realized gain (loss)			635
Commissions and other expenses			4
Federal income tax expense (benefit)			131
Other liabilities			(492)
Retained earnings		467	492
Athene Holding Ltd. [Member]
Product Information [Line Items]
Derivative investments		39	93
Other assets		$ 2	$ 5